Digital Assets (Details) - Schedule of digital asset holdings - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Digital Asset Holdings Abstract
BTC	¥ 6,030
Total	¥ 6,030